Schedule of Finite-Lived Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets, Gross carrying amount	$ 13,498,000		$ 13,498,000
Amortization of Intangible Assets	(5,992,000)		(2,328,000)
Amortized intangible assets, Net	7,506,000		11,170,000
Amortization expense	(3,700,000)	(2,300,000)
Supplier relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets, Gross carrying amount	3,360,000		3,360,000
Amortization of Intangible Assets	(516,000)		(258,000)
Amortized intangible assets, Net	2,844,000		3,102,000
Rail car leases [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets, Gross carrying amount	3,249,000		3,249,000
Amortization of Intangible Assets	(1,301,000)		(650,000)
Amortized intangible assets, Net	1,948,000		2,599,000
Historical Shipper Status [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets, Gross carrying amount	2,200,000		2,200,000
Amortization of Intangible Assets	(2,200,000)		(1,100,000)
Amortized intangible assets, Net	0		1,100,000
Trade names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized intangible assets, Gross carrying amount	4,689,000		4,689,000
Amortization of Intangible Assets	(1,975,000)		(320,000)
Amortized intangible assets, Net	$ 2,714,000		$ 4,369,000